Share-based compensation	12 Months Ended
Dec. 31, 2011
Share-based compensation [Text Block]

18. Share-based compensation

On September 5, 2006, the Company adopted the 2006 stock incentive plan (the “2006 Plan”) pursuant to which the shares, share options, restricted shares and restricted share units (“RSU”) of the Company can be granted to directors and employees upon the approval by the board of directors or the compensation committee of the board of directors. Under the 2006 Plan, the Company is authorized to issue up to 10,000,000 shares plus a number of shares equal to 10% of any additional shares of the Company issued following the date of the adoption of the 2006 Plan by the board of directors. The 2006 Plan will remain in effect for ten years from the date of adoption, unless otherwise extended. The term of each option granted under the 2006 Plan may not exceed five years from the date of grant.

On March 31, 2010, the Company adopted the 2010 equity incentive plan (the “2010 Plan”) which provides for the grant of share options, share appreciation rights, dividend equivalent rights, shares, restricted shares and restricted share units of the Company to employees, directors and consultants. Under the 2010 Plan, the Company is authorized to issue up to 22,500,000 ordinary shares, subject to possible adjustments. The 2010 Plan is administered by the board of directors and the compensation committee of the board of directors. With respect to the grant of awards to employees or consultants who are neither directors nor officers, the board of directors may authorize one or more officers to grant such awards. The purpose of the plan is to attract and retain the best available personnel, to provide additional incentives to employees, directors and consultants and to promote the success of the company’s business. The 2010 Plan became effective in April 2010. It will continue to be in effect for a term of ten years unless terminated sooner.

(a) Nonvested Shares and Restricted Share Units (“RSUs”)

In March 2011, the Company granted 63,910 and 2,279,200 shares to independent directors and employees, respectively. There are no transferability restrictions attached to the shares. Grants to independent directors will vest evenly every six months in the next year from the grant date; while grants to the executive management will vest on the fourth anniversary of the grant date.

A summary of the status of the Company’s nonvested shares and RSUs as of December 31, 2010 and the changes during the year ended December 31, 2011, is presented below:

		Weighted		Weighted
		average		average
	Number of	grant-date		grant-date
	nonvested	fair value	Number of	fair value
	shares	(per share)	RSUs	(per RSU)
		US$		US$
Nonvested at
December 31, 2010	2,686,056	1.56	2,848,125	1.55
Awarded	2,343,110	2.20	-	-
Vested	(112,845)	1.49	(949,375)	1.55
Forfeited	-	-	-	-
Nonvested at
December 31, 2011	4,916,321	1.86	1,898,750	1.55

As of December 31, 2011, total unrecognized compensation costs related to nonvested shares and RSUs amounted to RMB32,099,000 (US$5,100,000) and RMB5,690,000 (US$904,000), respectively, which is expected to be recognized over a weighted-average period of 2.0 years and 1.3 years, respectively. The total fair value of vested shares during the years ended December 31, 2009, 2010 and 2011, was RMB365,000, RMB11,024,000 and RMB10,341,000 (US$1,643,000), respectively. To the extent the actual forfeiture rate is different from the original estimate, actual share-based compensation costs related to these awards may be different from the expectation. The aggregate intrinsic value of nonvested shares and RSUs as of December 31, 2011 was RMB62,624,000 (US$9,950,000).

(b) Share Options

The Company uses a lattice-based model to estimate the fair value of options awarded.

The historical volatility of the Company’s shares and the volatility of a combination of peer companies of similar nature and size were used to estimate the expected volatility of the Company’s shares. The risk-free rate for periods within the expected term of the options is based on the U.S. government bond in effect at the time of grant. Expected dividend yields are based on historical dividends.

The following table presents the assumptions used to estimate the fair values of the share options granted in the periods presented:

	Year ended December 31,
	2009	2010	2011
Expected volatility	75%	-	-
Weighted average expected volatility	75%	-	-
Expected dividends	0.0	-	-
Sub-optimal early exercise factor	2 times	-	-
Risk-free interest rate	1.77%	-	-

No share options were granted in 2010 and 2011.

In addition, the Company applies an expected forfeiture rate in determining the grant date fair value of the share option grants. The estimation of the forfeiture rate was based primarily upon historical experience of employee turnover. To the extent the Company revises this estimate in the future, compensation cost could be materially impacted.

The following table summarizes the share option activity for the year ended December 31, 2011:

			Weighted
		Weighted	average
		average	remaining	Aggregate
	Number of	exercise	contractual	intrinsic
	options	price	life	value
		US$	Years	US$
Exercisable as at December 31, 2010	2,128,624	0.90	2.43	2,692,000
Granted	-	-
Expired	(317,184)	1.17
Forfeited	(12,845)	0.78
Exercised	(756,791)	0.96

Outstanding, December 31, 2011	1,041,804	0.78	2.25	708,427
Vested and expected to vest as at December 31, 2011	995,137	0.78	2.25	676,693
Exercisable as at December 31, 2011	458,466	0.78	2.25	311,757

The aggregate intrinsic value in the table above represents the value of the Company’s closing stock price on the last trading day in 2011 in excess of the exercise price of share options. Total intrinsic value of share options exercised for the three years ended December 31, 2009, 2010 and 2011 was US$5,000, US$706,000 and US$875,000 (RMB5,507,000), respectively.

As of December 31, 2011, total unrecognized compensation costs related to unvested share options amounted to RMB120,000 (US$19,000), which is expected to be recognized over a weighted-average period of 0.25 years. To the extent the actual forfeiture rate is different from the original estimate; actual share-based compensation costs related to these awards may be different from the expectation.

The table below summarizes the weighted average fair value and exercise price of share options granted:

	Year ended December 31,
	2009	2010	2011
Weighted average grant-day fair value of share options granted during the year:
Where exercise price is lower than market price	-	-	-

Where exercise price is equal to market price	US$0.41 per share option	-	-
Weighted average exercise price of share options granted during the year
Where exercise price is lower than market price	-	-	-
Where exercise price is equal to market price	US$0.78 per share option	-	-

The total fair value of share options vested during the years ended December 31, 2009, 2010 and 2011 was RMB2,637,000, RMB3,281,000 and RMB1,542,000 (US$245,000), respectively.

(c) Compensation cost

Total compensation cost (for shares, RSUs and share options) recognized is as follows:

	Year ended December 31,
	2009	2010	2011	2011
	RMB’000	RMB’000	RMB’000	US$’000

Cost of revenues	557	1,007	423	67
Research and development costs	1,216	6,864	7,316	1,163
Sales, marketing and distribution expenses	577	907	815	129
General and administrative expenses	4,210	15,720	12,639	2,008

Charged to income statement	6,560	24,498	21,193	3,367
Capitalized as property, plant and equipment	198	189	319	51
Capitalized as inventory	-	-	277	44
Total share-based compensation cost	6,758	24,687	21,789	3,462